Flight equipment held for operating leases, net (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Abstract]
Net book value at beginning of period	$ 55,220,809	$ 57,825,056
Additions	3,153,388	1,707,720
Depreciation	(1,209,646)	(1,197,431)
Disposals and transfers to held for sale	(1,379,574)	(555,939)
Transfers from/to investment in finance leases, net/inventory	(153,942)	(282,133)
Write-offs and impairments (Note 18 and 19)	(26,126)	(3,190,491)
Net book value at end of period	55,604,909	54,306,782
Accumulated depreciation and impairment as of June 30, 2023 and 2022, respectively:	$ (12,965,931)	$ (11,702,822)